THE TRAVELERS INSURANCE COMPANY
                THE TRAVELERS FUND UL FOR VARIABLE LIFE INSURANCE

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
              THE TRAVELERS FUND UL II FOR VARIABLE LIFE INSURANCE


                       TRAVELERS VARIABLE LIFE ACCUMULATOR
                  TRAVELERS VARIABLE LIFE ACCUMULATOR- SERIES 2
                  TRAVELERS VARIABLE LIFE ACCUMULATOR- SERIES 3

                        Supplement dated January 19, 2006
             To the Prospectuses dated May 2, 2005 (as supplemented)



The following information supplements, and to the extent inconsistent therewith, replaces the information in the Prospectuses. Please retain this supplement for future reference.

Contrary to information contained in the Prospectuses, the Emerging Growth Portfolio - Class II Shares of the Van Kampen Life Investment Trust are not available as an investment option under the Policies listed above. Therefore, any references to the Portfolio appearing in the Prospectus are hereby deleted.

Please contact us at 1-800-334-4298 if you have any questions.










                                                                         L-24597